Annual Total Returns[BarChart] - AST BlackRock Global Strategies Portfolio - No Share Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.90%	10.85%	4.90%	(3.00%)	6.96%	12.61%	(5.28%)	17.62%	4.74%